Registration No. 333-61642

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. __      |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS FOUNDERS FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

(303) 394-4404
(Area Code and Telephone Number)

c/o Founders Financial Center
2930 East Third Avenue, Denver, Colorado 80206
(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Kenneth R. Christoffersen, Esq.
Founders Financial Center
2930 East Third Avenue
Denver, Colorado 80206

copy to:

and

Mark N. Jacobs, Esq. c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166	David Stephens, Esq. Stroock & Stroock & Lavan LLP 180 Maiden Lane New York, New York 10038

          An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

          This Post-Effective Amendment consists of the following:

          (1) Facing Sheet of the Registration Statement.

          (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-61642) filed on May 25, 2001.

          This Post-Effective Amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

DREYFUS FOUNDERS FUNDS, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, filed February 28, 2001.

Item 16	Exhibits. All references are to Post-Effective Amendments to the Registrant's Registration Statement on Form N-1A (File No. 2-17531) (the "Registration Statement") unless otherwise noted.

(1)(a)	Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 60, filed April 29, 1996.

(1)(b)	Articles Supplementary to Registrant's Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 60, filed April 29, 1996.

(1)(c)	Articles Supplementary to Registrant's Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 62, filed February 24, 1997.

(1)(d)	Articles Supplementary to Registrant's Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 63, filed February 27. 1998.

(1)(e)	Articles of Amendment to Registrant's Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 65, filed October 7, 1999.

(1)(f)	Articles Supplementary to Registrant's Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 66, filed December 29, 1999.

(1)(g)	Articles of Amendment to Registrant's Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 66, filed December 29, 1999.

(2)	By-Laws. Incorporated by reference to Post-Effective Amendment No. 64, filed February 22, 1999.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Not Applicable.

(6)(a)	Investment Advisory Agreement between the Registrant and Founders Asset Management LLC. Incorporated by reference to Post-Effective Amendment No. 64, filed February 22, 1999.

(6)(b)	Amended and Restated Appendix 1 to Investment Advisory Agreement. Incorporated by reference to Post-Effective Amendment No. 67, filed February 29, 2000.

(7)(a)	Underwriting Agreement between the Registrant and Dreyfus Service Corporation. Incorporated by reference to Post-Effective Amendment No. 68, filed February 28, 2001.

(7)(b)	Form of Distribution and Shareholder Support Agreement - Class F Shares. Incorporated by reference to Post-Effective Amendment No. 68, filed February 28, 2001.

(7)(c)	Form of Broker-Dealer Agreement. Incorporated by reference to Post-Effective Amendment No. 68, filed February 28, 2001.

(7)(d)	Form of Bank Affiliated Broker-Dealer Agreement. Incorporated by reference to Post-Effective Amendment No. 68, filed February 28, 2001.

(7)(e)	Form of Bank Agreement. Incorporated by reference to Post-Effective Amendment No. 68, filed February 28, 2001.

(8)	Not Applicable.

(9)(a)	Custody Agreement between the Registrant and Investors Fiduciary Trust Company (“IFTC”) (assigned by IFTC to State Street Bank and Trust Company effective April 1, 2000). Incorporated by reference to Post-Effective Amendment No. 62, filed February 24, 1997.

(9)(b)	Fee Schedule. Incorporated by reference to Post-Effective Amendment No. 67, filed February 29, 2000.

(10)(a)	Distribution Plan (relating to Class F Shares only) and Distribution Plan (relating to Classes B, C, and T Shares). Incorporated by reference to Post-Effective Amendment No. 65, filed October 7, 1999.

(10)(b)	Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 66, filed December 29, 1999.

(11)	Opinion and consent of counsel.*

(12)	Opinion and consent of counsel regarding tax matters.

(13)	Not Applicable.

(14)	Consents of Independent Auditors.*

(15)	Not Applicable.

(16)	Powers of Attorney. Incorporated by reference to the Signature Page of the Registration Statement.*

(17)(a)	Form of Proxy.*

(17)(b)	Registrant's Prospectus dated May 1, 2001. *

(17)(c)	Dreyfus International Funds, Inc.'s Prospectus and Statement of Additional Information dated October 1, 2000. *

*	Previously filed.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

          As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed on behalf of the Registrant, in the City of Denver, State of Colorado, on the 19th day of October, 2001.

DREYFUS FOUNDERS FUNDS, INC. (Registrant) By: /s/RICHARD W. SABO* Richard W. Sabo, President

           Pursuant to the requirements of the Securities Act of 1993, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/Richard W. Sabo* Richard W. Sabo	President (Principal Executive Officer)	October 19, 2001

/s/Francis P. Gaffney* Francis P. Gaffney	Treasurer (Principal Financial and Accounting Officer)	October 19, 2001

/s/Eugene H. Vaughan* Eugene H. Vaughan	Chairman of the Board	October 19, 2001

/s/Alan S. Danson* Alan S. Danson	Director	October 19, 2001

/s/Joan D. Manley* Joan D. Manley	Director	October 19, 2001

/s/Robert P. Mastrovita* Robert P. Mastrovita	Director	October 19, 2001

/s/Trygve E. Myhren* Trygve E. Myhren	Director	October 19, 2001

/s/George W. Phillips* George W. Phillips	Director	October 19, 2001

/s/Jay A. Precourt* Jay A. Precourt	Director	October 19, 2001

*By:	/s/ Robert R. Mullery Robert R. Mullery Attorney-in-Fact